Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 17, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 29, 2022	Jun. 30, 2022	Mar. 16, 2022	Dec. 31, 2021	Aug. 27, 2021	Jul. 17, 2021	Jun. 30, 2021	May 25, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2019	May 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
William Blair Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund Class I
Account Value	$ 1,814,000				$ 1,484,350				$ 1,074,450				$ 1,524,450					$ 1,244,100	$ 912,400			$ 689,550	$ 654,100	$ 524,750	$ 528,450	$ 500,000
William Blair Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund Class N
Account Value	$ 35,248				28,937				21,005				29,857					24,455	17,985			13,628	12,966	10,428	10,531	10,000
William Blair Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund Class R6
Account Value	$ 2,208,500				1,806,400				1,307,200				1,852,500					1,511,700	1,107,500		$ 1,000,000
William Blair Large Cap Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class I
Account Value	$ 2,166,300				1,718,150				1,223,100				1,810,850					1,410,400	1,032,550			757,300	719,750	548,200	536,300	500,000
William Blair Large Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class N
Account Value	$ 42,265				33,600				23,981				35,588					27,797	20,394			14,995	14,286	10,915	10,704	10,000
William Blair Large Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class R6
Account Value	$ 2,401,200				1,903,600				1,354,300				2,003,700					1,560,200	1,141,300		1,000,000
William Blair Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class I
Account Value	$ 582,000		$ 534,400		525,700			$ 491,650	464,350		$ 437,000	$ 500,000
William Blair Mid Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class R6
Account Value	$ 1,165,500		1,069,600		1,052,200			983,500	929,900		874,000	1,000,000
William Blair Small-Mid Cap Core Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class I
Account Value	$ 858,350				766,100				676,400				816,000					644,400	534,350	$ 500,000
William Blair Small-Mid Cap Core Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class R6
Account Value	$ 1,720,600				1,534,100				1,354,000				1,633,200					1,289,000	1,068,800	1,000,000
William Blair Small-Mid Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class I
Account Value	$ 1,343,750				1,205,050				1,021,850				1,325,650					1,221,200	922,650			705,550	720,400	558,900	523,700	500,000
William Blair Small-Mid Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class N
Account Value	$ 26,200				23,558				20,026				26,045					24,056	18,218			13,971	14,297	11,121	10,447	10,000
William Blair Small-Mid Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class R6
Account Value	$ 1,579,300				1,415,900				1,200,400				1,555,800					1,432,600	1,081,700		1,000,000
William Blair Small-Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class I
Account Value	$ 560,950	$ 569,950	528,250	$ 562,400	532,250	$ 484,500	$ 500,000
William Blair Small-Mid Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class R6
Account Value	$ 1,122,200	1,140,400	1,057,000	1,124,300	1,065,000	969,000	1,000,000
William Blair Small Cap Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class I
Account Value	$ 1,494,150				1,251,800				1,075,950				1,368,800					1,208,950	871,750			711,550	725,150	571,050	479,000	500,000
William Blair Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class N
Account Value	$ 29,142				24,475				21,088				26,894					23,819	17,220			14,085	14,393	11,360	9,556	10,000
William Blair Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class R6
Account Value	$ 1,766,600				1,479,500				1,270,600				1,615,500					1,425,700	1,027,500		1,000,000
William Blair Small Cap value fund - class I
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class I
Account Value	$ 1,059,200				1,023,950				923,650				1,039,200					802,550	780,700			618,850	719,250	635,750	484,000	500,000
William Blair Small Cap value fund - class N
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class N
Account Value	$ 10,987		10,427		10,645			9,810	9,626		9,190		10,859		$ 10,000
William Blair Small Cap Value Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class R6
Account Value	$ 1,111,800		1,053,400		1,073,600			987,700	967,500		922,600		1,087,800		1,000,000
William Blair Global Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class I
Account Value	$ 1,186,950				1,102,000				896,050				1,266,950					1,084,900	822,800			623,500	678,150	518,900	513,850	500,000
William Blair Global Leaders Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class N
Account Value	$ 23,117				21,510				17,535				24,869					21,337	16,226			12,333	13,438	10,313	10,249	10,000
William Blair Global Leaders Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class R6
Account Value	$ 2,387,700				2,215,400				1,799,300				2,545,100					2,177,200	1,650,500			1,250,200	1,358,900	1,039,100	1,028,500	1,000,000
William Blair International Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class I
Account Value	$ 904,200				908,800				803,600				1,124,650					1,020,750	805,200			611,100	698,000	536,700	530,900	500,000
William Blair International Leaders Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class N
Account Value	$ 17,652				17,786				15,772				22,120					20,121	15,912			12,104	13,865	10,695	10,601	10,000
William Blair International Leaders Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class R6
Account Value	$ 1,821,500				1,830,800				1,617,400				2,262,200					2,052,400	1,617,600			1,227,100	1,400,400	1,076,600	1,063,300	1,000,000
William Blair International Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class I
Account Value	$ 826,100				806,850				699,300				975,650					895,000	678,050			518,950	630,800	487,150	499,850	500,000
William Blair International Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class N
Account Value	$ 16,057				15,726				13,661				19,109					17,583	13,357			10,255	12,506	9,686	9,973	10,000
William Blair International Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class R6
Account Value	$ 1,365,900				1,333,400				1,154,800				1,610,600					1,476,500	1,117,100		1,000,000
William Blair Institutional International Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional International Growth Fund
Account Value	$ 8,367,000				8,170,500				7,092,500				9,889,500					9,041,000	6,825,000			5,220,000	6,327,500	4,884,500	5,004,500	5,000,000
William Blair International Small Cap Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class I
Account Value	$ 764,250				758,200				661,050				1,016,850					914,700	708,900			528,150	697,650	525,750	550,000	500,000
William Blair International Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class N
Account Value	$ 14,876				14,794				12,929				19,936					17,981	13,974			10,443	13,827	10,462	10,967	10,000
William Blair International Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class R6
Account Value	$ 1,540,600				1,527,500				1,331,100				2,045,800					1,838,600	1,422,800			1,059,300	1,397,300	1,052,900	1,100,300	1,000,000
William Blair Emerging Markets Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class I
Account Value	$ 644,250				608,650				573,450				773,300					835,750	655,400			510,600	618,550	435,950	428,150	500,000
William Blair Emerging Markets Leaders Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class N
Account Value	$ 12,551				11,875				11,219				15,182					16,446	12,926			10,100	12,277	8,665	8,544	10,000
William Blair Emerging Markets Leaders Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class R6
Account Value	$ 1,295,600				1,223,100				1,151,500				1,553,300					1,676,400	1,314,900			1,023,600	1,240,200	872,500	857,600	1,000,000
William Blair Emerging Markets Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class I
Account Value	$ 770,350				696,400				631,750				944,950					915,250	650,400			507,000	644,700	433,200	425,850	500,000
William Blair Emerging Markets Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class N
Account Value	$ 15,031				13,615				12,379				18,569					18,033	12,841			10,041	12,809	8,624	8,497	10,000
William Blair Emerging Markets Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class R6
Account Value	$ 1,553,200				1,402,900				1,272,400				1,902,700					1,840,700	1,306,300			1,018,300	1,293,700	867,900	853,300	1,000,000
William Blair Emerging Markets ex China Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class I
Account Value	$ 666,100		668,150		586,950			534,000	470,500	$ 500,000
William Blair Emerging Markets ex China Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class R6
Account Value	$ 1,334,600		1,338,600		1,175,200			1,069,000	942,000	1,000,000
William Blair Emerging Markets Small Cap Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class I
Account Value	$ 847,350				781,900				639,600				887,450					768,300	579,400			480,550	626,550	445,850	469,850	500,000
William Blair Emerging Markets Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class N
Account Value	$ 16,486				15,252				12,508				17,402					15,101	11,418			9,488	12,413	8,861	9,360	10,000
William Blair Emerging Markets Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class R6
Account Value	$ 1,705,100				1,573,100				1,285,500				1,783,200					1,542,900	1,163,000			963,700	1,255,500	892,800	940,300	1,000,000
William Blair China Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class I
Account Value	$ 269,850		252,600		244,550			274,500	323,000		388,500		478,000	$ 500,000
William Blair China Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class R6
Account Value	$ 539,100		504,200		488,100			547,400	645,400		777,000		956,000	1,000,000
William Blair Emerging Markets Debt Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class I
Account Value	$ 506,800		483,150		464,400			430,450	409,400		391,100		493,000			$ 501,850	$ 500,000
William Blair Emerging Markets Debt Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class R6
Account Value	$ 1,015,300		967,500		929,700			861,400	819,200		782,900		986,600			1,003,700	1,000,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 1,712,700				1,369,950				1,084,800				1,324,700					1,029,250	869,300		1,000,000	661,150	691,450	567,550	506,900	500,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 1,678,000				1,347,650				1,065,100				1,317,000					1,041,500	861,000		1,000,000	655,100	688,050	565,400	504,600	500,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 708,300	665,050	649,650	606,550	572,100	491,900	500,000	527,650	454,200		443,600	500,000	1,293,850		10,000			1,029,650	851,750	500,000	1,000,000	650,100	686,050	566,350	502,400	500,000
MSCI All Country World IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI (net)
Account Value	$ 1,184,150				1,017,550				836,950				1,025,700					867,600	746,300			590,650	656,850	529,950	489,050	500,000
MSCI All Country World Ex-U.S. IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. IMI (net)
Account Value	$ 8,078,000				7,676,000				6,639,000				7,959,000					7,333,500	6,600,000		1,000,000	5,426,000	6,365,500	4,980,000	4,770,000	5,000,000
MSCI Emerging Markets Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 714,650				664,750				605,250				757,450					777,200	656,950			554,750	649,350	473,000	425,400	500,000
MSCI Emerging Markets IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI (net)
Account Value	$ 732,700				684,200				612,700				764,250					766,400	647,300			550,250	647,650	473,350	430,700	500,000
MSCI Emerging Markets ex-China IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China IMI (net)
Account Value	$ 621,550		649,550		599,350			544,400	492,700	$ 500,000
MSCI China All Shares Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (net)
Account Value	$ 380,650		334,500		327,050			349,900	369,700		427,000		483,950	$ 500,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 424,750		418,400		432,100			414,550	408,700		420,100		487,950			495,650	500,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Account Value	$ 2,247,950				1,697,100				1,201,850				1,691,950					1,344,400	972,350		1,000,000	715,800	731,300	564,300	525,450	500,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 2,357,600				1,767,900				1,239,100				1,748,550					1,370,400	989,500		1,000,000	725,500	736,650	565,700	528,350	500,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 598,500		553,350		529,300			494,150	469,600		447,200	$ 500,000
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 826,200				737,700				628,250				769,600					651,200	542,700	$ 500,000
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Account Value	$ 1,233,850				1,083,300				910,850				1,234,400					1,175,150	836,600		$ 1,000,000	630,650	681,550	547,600	499,050	500,000
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Account Value	$ 613,750	$ 615,100	561,100	$ 586,350	552,800	$ 485,950	$ 500,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 1,088,600				945,300				796,650				1,081,800					1,052,000	781,400			608,150	670,550	548,900	493,100	500,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 996,700		10,439		922,400			9,414	804,550		8,880		940,800		$ 10,000			733,450	701,000			572,750	657,300	609,500	462,650	500,000
MSCI All Country World ex-U.S. Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Small Cap Index (net)
Account Value	$ 867,300				839,100				725,500				906,550					802,800	702,750			574,050	701,750	533,050	513,000	500,000
MSCI Emerging Markets Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index (net)
Account Value	$ 872,750				832,850				672,100				819,850					$ 690,400	$ 578,750			$ 519,050	$ 637,600	$ 476,400	$ 465,750	$ 500,000
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net) [Member]
Account Value [Line Items]
Account Value	$ 485,450		$ 466,350		$ 455,700			$ 426,950	$ 410,200		$ 397,600		$ 498,900			$ 504,650	$ 500,000